Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest and Debt Expense [Abstract]
Interest expense	$ 23,301	$ 22,667
Swap effect	11,489	17,777
Amortization and write off of financing costs	885	946
Commitment fees	0	349
Other financing costs	866	0
Bank charges and other	135	131
Total	$ 36,676	$ 41,870